Taxes on Income (Details 5) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Taxes on Income [Abstract]
Domestic	$ 3,204	$ 2,212	$ 1,532
Foreign	2,230	1,593	995
Income before taxes on income	$ 5,434	$ 3,805	$ 2,527